Retirement Benefits - Components of Accumulated Other Comprehensive Loss to be Recognized over Next Fiscal Year (Details) - Pension Plans $ in Millions	Dec. 31, 2018 USD ($)
Defined Benefit Plan Disclosure [Line Items]
Unrecognized net actuarial loss	$ 0.5
Unrecognized prior service cost	0.8
Total	$ 1.3